UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

	Shares		Value
		COMMON STOCKS - 99.90%
		ADVERTISING - 0.41%
	47,400	Interpublic Group of Cos., Inc. *	$ 367,350

		AEROSPACE/DEFENSE - 1.02%
	8,500	Goodrich Corp.	353,600
	5,700	L-3 Communications Holdings, Inc.	560,424
			914,024
		AGRICULTURE - 1.71%
	17,600	Bunge Ltd.	1,111,968
	2,100	Lorillard, Inc.	149,415
	4,200	UST, Inc.	279,468
			1,540,851
		AIRLINES - 1.31%
	81,400	Southwest Airlines Co.	1,181,114

		APPAREL - 1.30%
	36,300	Jones Apparel Group, Inc.	671,913
	7,500	Polo Ralph Lauren Corp.	499,800
			1,171,713
		AUTO PARTS & EQUIPMENT - 1.24%
	12,400	Autoliv, Inc.	418,500
	44,000	TRW Automotive Holdings Corp. *	700,040
			1,118,540
		BANKS - 4.01%
	13,500	Bank of Hawaii Corp.	721,575
	12,000	Capital Federal Financial	531,960
	2,900	Comerica, Inc.	95,091
	7,200	Cullen Frost Bankers, Inc.	420,480
	13,200	Fifth Third Bancorp	157,080
	11,600	Keycorp	138,504
	10,600	Marshall & Ilsley Corp.	213,590
	9,900	New York Community Bancorp, Inc.	166,221
	12,500	Northern Trust Corp.	902,500
	18,400	Regions Financial Corp.	176,640
	2,300	Zions Bancorporation	89,010
			3,612,651

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	Shares		Value
		BEVERAGES - 0.56%
	6,300	Dr. Pepper Snapple Group, Inc. *	$ 166,824
	11,600	Pepsi Bottling Group, Inc.	338,372
			505,196
		BIOTECHNOLOGY - 0.82%
	19,400	Invitrogen Corp. *	733,320

		CHEMICALS - 3.02%
	7,600	Celanese Corp.	212,116
	4,100	CF Industries Holdings, Inc.	374,986
	4,800	Eastman Chemical Co.	262,800
	10,100	FMC Corp.	519,039
	3,400	Mosaic Co.	231,268
	9,700	Sherwin Williams Co.	554,452
	2,500	Sigma-Aldrich Corp.	131,050
	14,800	Terra Industries, Inc.	435,120
			2,720,831
		COAL - 0.26%
	6,500	Massey Energy Co.	231,855

		COMMERCIAL SERVICES - 3.53%
	7,900	Apollo Group, Inc. *	468,470
	9,900	H&R Block, Inc.	223,245
	33,800	Hewitt Associates, Inc., Cl. A *	1,231,672
	2,500	ITT Educational Services, Inc. *	202,275
	800	Mastercard, Inc.	141,864
	7,400	Robert Half International, Inc.	183,150
	10,100	SAIC, Inc. *	204,323
	2,600	Strayer Education, Inc.	520,676
			3,175,675
		COMPUTERS - 3.25%
	11,200	Affiliated Computer Services, Inc. *	567,056
	28,600	Lexmark International, Inc. *	931,502
	41,300	NCR Corp. *	910,665
	25,700	Synopsys, Inc. *	512,715
			2,921,938
		COSMETICS - 0.52%
	11,300	Avon Products, Inc.	469,741

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares		Value
		DISTRIBUTION - 2.04%
	25,400	Ingram Micro, Inc. *	$ 408,178
	23,200	Tech Data Corp. *	692,520
	22,900	WESCO International, Inc. *	736,922
			1,837,620
		DIVERSIFIED FINANCIAL SERVICES - 2.76%
	21,000	Federated Investors, Inc.	605,430
	13,200	Janus Capital Group, Inc.	320,496
	47,200	Raymond James Financial, Inc.	1,556,656
			2,482,582
		ELECTRIC - 6.80%
	8,000	Alliant Energy Corp.	257,680
	10,000	Consolidated Edison, Inc.	429,600
	26,300	DTE Energy Co.	1,050,685
	22,100	Edison International	881,790
	18,300	Hawaiian Electric Industries, Inc.	530,883
	32,400	Intergrys Energy Group, Inc.	1,618,056
	30,100	Wisconsin Energy Corp.	1,351,490
			6,120,184
		ELECTRONICS - 1.49%
	22,700	Applied Biosystems, Inc.	777,475
	403,700	Sanmina-SCI Corp. *	565,180
			1,342,655
		ENGINEERING & CONSTRUCTION - 1.76%
	19,400	Flour Corp.	1,080,580
	7,300	Foster Wheeler Ltd. *	263,603
	15,600	KBR, Inc.	238,212
			1,582,395
		ENTERTAINMENT - 0.55%
	510	Ascent Media Corp. *	12,449
	15,400	DreamWorks Animation SKG, Inc. *	484,330
			496,779
		FOOD - 2.07%
	13,400	Hershey Co.	529,836
	34,400	Kroger Co.	945,312
	9,000	Sara Lee Corp.	113,670
	23,300	Tyson Foods, Inc., Cl. A	278,202
			1,867,020
		FOREST & PAPER PRODUCTS - 0.38%
	14,700	MeadWestvaco Corp.	342,657

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares		Value
		GAS - 1.78%
	7,100	Atmos Energy Corp.	$ 189,002
	27,700	Energen Corp.	1,254,256
	3,700	National Fuel Gas Co.	156,066
			1,599,324
		HEALTHCARE - PRODUCTS - 2.06%
	7,500	Edwards Lifesciences Corp. *	433,200
	800	Intuitive Surgical, Inc. *	192,784
	14,900	St. Jude Medical, Inc. *	648,001
	2,326	Techne Corp. *	167,751
	7,300	Varian Medical Systems, Inc. *	417,049
			1,858,785
		HEALTHCARE - SERVICES - 1.80%
	23,500	Humana, Inc. *	968,200
	20,300	LifePoint Hospitals, Inc. *	652,442
			1,620,642
		HOME BUILDERS - 0.38%
	600	NVR, Inc. *	343,200

		HOUSHOLD PRODUCTS - 0.14%
	2,200	Fortune Brands, Inc.	126,192

		INSURANCE - 6.29%
	4,100	Allied World Assurance Co. Holding Ltd.	145,632
	25,300	Arch Capital Group Ltd. *	1,847,659
	36,900	Axis Capital Holdings Ltd.	1,170,099
	16,900	Endurance Specialty Holdings Ltd.	522,548
	17,600	PartnerRe Ltd.	1,175,856
	6,100	StanCorp Financial Group, Inc.	303,048
	20,000	Unum Group	502,000
			5,666,842
		INTERNET - 0.96%
	2,300	priceline.com, Inc. *	157,389
	12,600	Sohu.com, Inc. *	702,450
			859,839
		INVESTMENT COMPANIES - 0.11%
	9,500	Allied Capital Corp.	102,600

		IRON/STEEL - 0.77%
	26,900	AK Steel Holding Corp.	697,248

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares		Value
		LEISURE TIME - 0.10%
	4,500	Royal Caribbean Cruises Ltd.	$ 93,375

		MACHINERY - 2.96%
	20,400	AGCO Corp. *	869,244
	22,400	Cummins, Inc.	979,328
	9,200	Flowserve Corp.	816,684
			2,665,256
		MEDIA - 1.58%
	48,200	CBS Corp.	702,756
	5,100	Discovery Communications, Inc., Cl. A *	72,675
	5,100	Discovery Communications, Inc., Cl. C *	72,216
	25,200	Gannett Co., Inc.	426,132
	6,100	Liberty Media Corp.- Entertainment *	152,317
			1,426,096
		MINING - 0.15%
	5,000	Century Aluminum Co. *	138,450

		MISCELLANEOUS MANUFACTURING - 2.46%
	13,100	Brink's Co.	799,362
	7,800	Ingersoll-Rand Co. Ltd.	243,126
	53,700	Leggett & Platt, Inc.	1,170,123
			2,212,611
		OIL & GAS - 4.54%
	21,000	Cimarex Energy Co.	1,027,110
	16,100	ENSCO International, Inc.	927,843
	22,500	Noble Energy, Inc.	1,250,775
	14,000	Patterson-UTI Energy, Inc.	280,280
	4,300	Southwest Energy Co. *	131,322
	3,900	Sunoco, Inc.	138,762
	4,600	Whiting Petroleum Corp. *	327,796
			4,083,888
		OIL & GAS SERVICES- 1.76%
	11,600	Cameron International Corp. *	447,064
	24,400	FMC Technologies, Inc. *	1,135,820
			1,582,884
		PACKAGING & CONTAINERS - 1.71%
	14,700	Owens-Illinois, Inc. *	432,180
	41,300	Packaging Corp. of America	957,334
	10,100	Temple-Inland, Inc.	154,126
			1,543,640

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares		Value
		PHARMACEUTICALS - 5.23%
	34,200	AmerisourceBergen Corp.	$ 1,287,630
	25,100	Express Scripts, Inc., Cl. A *	1,852,882
	39,700	Herbalife Ltd.	1,568,944
			4,709,456
		REITS - 6.00%
	26,500	AMB Property Corp.	1,200,450
	31,800	Annaly Capital Management, Inc.	427,710
	5,400	Boston Properties, Inc.	505,764
	14,600	Brandywine Realty Trust	234,038
	27,900	Hospitality Properties Trust	572,508
	14,700	Host Hotels & Resorts, Inc.	195,363
	190,900	HRPT Properties Trust	1,315,301
	20,100	Rayonier, Inc.	951,735
			5,402,869
		RETAIL - 6.39%
	22,600	AutoNation, Inc. *	254,024
	10,600	Big Lots, Inc. *	294,998
	25,600	BJ's Wholesale Club, Inc. *	994,816
	5,300	Burger King Holdings, Inc.	130,168
	34,900	Gap, Inc.	620,522
	10,300	Panera Bread Co. *	524,270
	33,500	Ross Stores, Inc.	1,233,135
	32,100	TJX Cos, Inc.	979,692
	22,200	Yum! Brands, Inc.	723,942
			5,755,567
		SEMICONDUCTORS - 3.70%
	5,800	Altera Corp.	119,944
	21,700	Analog Devices, Inc.	571,795
	17,000	Integrated Device Technology, Inc. *	132,260
	26,800	LSI Corp. *	143,648
	15,300	MEMC Electronic Materials, Inc. *	432,378
	32,200	QLogic Corp. *	494,592
	15,200	Silicon Laboratories, Inc. *	466,640
	41,400	Xilinx, Inc.	970,830
			3,332,087
		SOFTWARE - 1.92%
	43,800	Activision Blizzard, Inc. *	675,834
	10,000	Ansys, Inc. *	378,700
	7,400	Autodesk, Inc. *	248,270
	12,000	Broadridge Financial Solutions, Inc.	184,680
	24,700	Compuware Corp. *	239,343
			1,726,827
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares		Value
		TELECOMMUNICATIONS - 3.30%
	5,200	American Tower Corp. *	$ 187,044
	19,100	CenturyTel, Inc.	700,015
	5,300	Embarq Corp.	214,915
	25,400	Juniper Networks, Inc. *	535,178
	5,600	NII Holdings, Inc. *	212,352
	31,300	Telephone & Data Systems, Inc.	1,118,975
			2,968,479
		TOYS/GAMES/HOBBIES - 1.84%
	47,800	Hasbro, Inc.	1,659,616

		TRANSPORTATION - 1.17%
	5,500	Frontline Ltd.	264,385
	6,800	Kirby Corp. *	257,992
	8,500	Ryder System, Inc.	527,000
			1,049,377

		TOTAL COMMON STOCKS (Cost $107,554,326)	89,961,841

		SHORT-TERM INVESTMENTS - 0.30%
	268,128	Janus Institutional Money Market 2.60%, (cost $ 268,128) (a)	$ 268,128

		TOTAL INVESTMENTS - 100.20% (Cost $107,822,454) (b)	$ 90,229,969
		LIABILITIES LESS OTHER ASSETS - (.20%)	(184,143)
		NET ASSETS - 100.00%	$ 90,045,826

(a)	Variable rate security; the money market rate shown represents the rate at September 30, 2008.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,644,941
		Unrealized depreciation	(19,327,426)
		Net unrealized depreciation	$ (17,682,485)

*	Non-Income producing security.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of September 30, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ 89,961,841
Level 2 - Other Significant Observable Inputs	$ 268,128
Level 3 - Significant Unobservable Inputs
TOTAL	$ 90,229,969	$ -
** Other financial instruments include futures, forwards and swap contracts

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Shares				Value
		COMMON STOCKS - 60.36%
		ADVERTISING - 0.29%
	2,000	Omnicom Group, Inc.			$ 77,120

		AEROSPACE/DEFENSE - 1.54%
	700	Boeing Co.			40,145
	2,500	Lockheed Martin Corp.			274,175
	1,900	Raytheon Co.			101,669
					415,989
		AGRICULTURE - 0.92%
	3,110	Altria Group, Inc.			61,702
	700	Bunge Ltd.			44,226
	21	Lorillard, Inc.			1,494
	2,910	Philip Morris International, Inc.			139,971
					247,393
		AIRLINES - 0.59%
	11,000	Southwest Airlines Co.			159,610

		APPAREL - 0.11%
	1,600	Jones Apparel Group, Inc.			29,616

		AUTO PARTS & EQUIPMENT - 0.18%
	2,000	Goodyear Tire & Rubber Co. *			30,620
	1,100	TRW Automotive Holdings Corp. *			17,501
					48,121
		BANKS - 2.38%
	5,100	Bank of America Corp.			178,500
	1,800	BB&T Corp.			68,040
	1,700	Northern Trust Corp.			122,740
	900	PNC Financial Services Group, Inc.			67,230
	900	State Street Corp.			51,192
	2,400	U.S. Bancorp			86,448
	1,800	Wells Fargo & Co.			67,554
					641,704
		BEVERAGES - 1.44%
	1,000	Anheuser-Busch Cos., Inc.			64,880
	500	Coca-Cola Co.			26,440
	1,300	Pepsi Bottling Group, Inc.			37,921
	3,660	PepsiCo, Inc.			260,848
					390,089
JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	Shares				Value
		BIOTECHNOLOGY - 1.61%
	2,900	Amgen, Inc. *			$ 171,883
	300	Genentech, Inc. *			26,604
	3,900	Invitrogen Corp. *			147,420
	900	Monsanto Co.			89,082
					434,989
		CHEMICALS - 0.79%
	1,900	Celanese Corp.			53,029
	300	CF Industries Holdings, Inc.			27,438
	500	FMC Corp.			25,695
	1,200	Mosaic Co.			81,624
	900	Terra Industries, Inc.			26,460
					214,246
		COAL - 0.17%
	1,300	Massey Energy Co.			46,371

		COMMERCIAL SERVICES - 2.54%
	8,600	Accenture Ltd.			326,800
	800	Apollo Group, Inc. *			47,440
	3,500	Hewlett Associates, Inc. *			127,540
	800	Manpower, Inc.			34,528
	650	Mastercard, Inc.			115,265
	1,400	Western Union Co.			34,538
					686,111
		COMPUTERS - 2.38%
	1,000	Apple, Inc. *			113,660
	7,188	Hewlett-Packard Co.			332,373
	600	IBM Corp.			70,176
	3,000	Lexmark International, Inc. *			97,710
	1,300	NCR Corp. *			28,665
					642,584
		COSMETICS - 1.23%
	3,600	Avon Products, Inc.			149,652
	800	Colgate-Palmolive Co.			60,280
	1,765	Procter & Gamble Co.			123,003
					332,935
		DISTRIBUTION - 0.66%
	1,500	Ingram Micro, Inc. *			24,105
	1,100	Tech Data Corp. *			32,835
	1,400	WW Grainger, Inc.			121,758
					178,698
JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares				Value
		DIVERSIFIED FINANCIAL SERVICES - 3.42%
	4,900	Charles Schwab Corp.			$ 127,400
	6,332	Citigroup, Inc.			129,869
	1,700	Discover Financial Services			23,494
	900	Goldman Sachs Group, Inc.			115,200
	1,600	Janus Capital Group, Inc.			38,848
	8,040	JPMorgan Chase & Co.			375,468
	2,300	Merrill Lynch & Co., Inc.			58,190
	2,400	Morgan Stanley			55,200
					923,669
		ELECTRIC - 1.99%
	3,400	Consolidated Edison, Inc.			146,064
	800	Constellation Energy Group, Inc.			19,440
	4,500	Dominion Resources, Inc.			192,510
	2,800	Edison International			111,720
	2,300	Hawaiian Electric Industries, Inc.			66,723
					536,457
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.83%
	5,500	Emerson Electric Co.			224,345

		ELECTRONICS - 0.22%
	42,100	Sanmina-SCI Corp. *			58,940

		ENGINEERING & CONSTRUCTION - 0.52%
	2,500	Fluor Corp.			139,250

		FOOD - 1.73%
	8,800	Kroger Co.			241,824
	5,500	SYSCO Corp.			169,565
	4,800	Tyson Foods, Inc.			57,312
					468,701
		FOREST PRODUCTS & PAPER - 0.13%
	1,500	MeadWestvaco Corp.			34,965

		GAS - 0.44%
	1,600	Atmos Energy Corp.			42,592
	1,700	Energen Corp.			76,976
					119,568

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares				Value
		HEALTHCARE - PRODUCTS - 2.46%
	1,500	Baxter International, Inc.			$ 98,445
	8,180	Johnson & Johnson			566,710
					665,155
		HEALTHCARE - SERVICES - 0.54%
	2,600	Cigna Corp.			88,348
	1,400	Humana, Inc. *			57,680
					146,028
		HOME BUILDERS - 0.08%
	900	Toll Brothers, Inc. *			22,707

		INSURANCE - 2.42%
	600	Allstate Corp.			27,672
	1,800	Arch Capital Group Ltd. *			131,454
	1,000	Chubb Corp.			54,900
	800	Endurance Specialty Holdings Ltd.			24,736
	600	PartnerRe Ltd.			40,086
	6,700	Travelers Cos., Inc.			302,840
	2,900	Unum Group			72,790
					654,478
		INTERNET - 0.51%
	500	Sohu.com, Inc. *			27,875
	3,900	Symantec Corp. *			76,362
	1,900	Yahoo!, Inc. *			32,870
					137,107
		IRON/STEEL - 0.42%
	2,000	AK Steel Holding Corp.			51,840
	800	United States Steel Corp.			62,088
					113,928
		MACHINERY - 0.58%
	1,500	AGCO Corp. *			63,915
	1,700	Cummins, Inc.			74,324
	200	Flowserve Corp.			17,754
					155,993
		MEDIA - 1.60%
	6,000	CBS Corp.			87,480
	2,100	Time Warner, Inc.			27,531
	1,200	Viacom, Inc. *			29,808
	9,400	Walt Disney Co.			288,486
					433,305

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	Shares				Value
		MISCELLANEOUS MANUFACTURING - 1.35%
	1,700	General Electric Co.			$ 43,350
	3,400	Honeywell International, Inc.			141,270
	2,600	Ingersoll-Rand Co. Ltd			81,042
	1	John Bean Technologies Corp. *			13
	4,500	Leggett & Platt, Inc.			98,055
					363,730
		OIL & GAS - 6.38%
	1,300	Apache Corp.			135,564
	5,000	Chevron Corp.			412,400
	1,800	Cimarex Energy Co.			88,038
	2,300	ConocoPhillips			168,475
	600	Devon Energy Corp.			54,720
	900	ENSCO International, Inc.			51,867
	6,840	Exxon Mobil Corp.			531,194
	1,000	Murphy Oil Corp.			64,140
	1,600	Nabors Industries Ltd *			39,872
	1,700	Noble Energy, Inc.			94,503
	1,800	Patterson-UTI Energy, Inc.			36,036
	500	Pride International, Inc. *			14,805
	1,100	Valero Energy Corp.			33,330
					1,724,944
		OIL & GAS SERVICES - 0.78%
	200	Baker Hughes, Inc.			12,108
	3,100	FMC Technologies, Inc. *			144,305
	1,100	National Oilwell Varco, Inc. *			55,253
					211,666
		PACKAGING & CONTAINERS - 0.27%
	2,500	Owens-Illinois, Inc. *			73,500

		PHARMACEUTICALS - 4.18%
	2,500	Abbott Laboratories			143,950
	4,000	AmerisourceBergen Corp.			150,600
	2,600	Express Scripts, Inc. *			191,932
	3,100	Herbalife Ltd.			122,512
	4,300	King Pharmaceuticals, Inc. *			41,194
	2,500	Merck & Co., Inc.			78,900
	21,640	Pfizer, Inc.			399,042
					1,128,130

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares				Value
		REITS - 1.43%
	600	AMB Property Corp.			$ 27,180
	8,400	Annaly Mortgage Management, Inc.			112,980
	300	Boston Properties, Inc.			28,098
	2,400	Hospitality Properties Trust			49,248
	9,000	HRPT Properties Trust			62,010
	1,900	Prologis			78,413
	800	Weingarten Realty Investors			28,536
					386,465
		RETAIL - 3.62%
	900	Barnes & Nobles, Inc.			23,472
	1,300	Best Buy Co., Inc.			48,750
	1,500	Big Lots, Inc. *			41,745
	900	BJ's Wholesale Club, Inc. *			34,974
	1,600	Costco Wholesale Corp.			103,888
	3,900	McDonald's Corp.			240,630
	4,200	Ross Stores, Inc.			154,602
	4,400	TJX Cos., Inc.			134,288
	2,000	Wal-Mart Stores, Inc.			119,780
	2,300	Yum! Brands, Inc.			75,003
					977,132
		SEMICONDUCTORS - 1.86%
	3,200	Applied Materials, Inc.			48,416
	14,400	Intel Corp.			269,712
	900	MEMC Electronic Materials, Inc. *			25,434
	1,300	Novellus Systems, Inc. *			25,532
	2,300	QLogic Corp. *			35,328
	3,400	Texas Instruments, Inc.			73,100
	1,100	Xilinx, Inc.			25,795
					503,317
		SOFTWARE - 1.60%
	6,400	Activision Blizzard, Inc. *			98,752
	1,900	Adobe Systems, Inc. *			74,993
	1,800	Compuware Corp. *			17,442
	9,040	Microsoft Corp.			241,278
					432,465

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares				Value
		TELECOMMUNICATIONS - 3.19%
	3,000	ADC Telecommunications, Inc. *			$ 25,350
	6,722	AT&T, Inc.			187,678
	3,700	Cisco Systems, Inc. *			83,472
	2,200	Juniper Networks, Inc. *			46,354
	3,600	QUALCOMM, Inc.			154,692
	2,700	Sprint Nextel Corp.			16,470
	1,500	Telephone & Data Systems, Inc.			53,625
	9,200	Verizon Communications, Inc.			295,228
					862,869
		TOYS/GAMES/HOBBIES - 0.14%
	1,100	Hasbro, Inc.			38,192

		TRANSPORTATION - 0.84%
	500	CSX Corp.			27,285
	1,000	Frontline Ltd.			48,070
	900	Norfolk Southern Corp.			59,589
	600	Ryder System, Inc.			37,200
	1,000	Tidewater, Inc.			55,360
					227,504

		TOTAL COMMON STOCKS (Cost $19,019,398)			16,310,086

	Par Value		Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 39.45%
		AEROSPACE/DEFENSE - 0.32%
	80,000	Lockheed Martin Corp.	7.65	5/1/16	86,740

		AGRICULTURE - 0.19%
	55,000	Archer Daniels Midland Co.	5.45	3/15/18	51,456

		BANKS - 0.63%
	80,000	Bank of America Corp.	5.75	12/1/17	72,822
	100,000	US Bank NA/Cincinnati OH	4.95	10/30/14	96,876
					169,698
		CHEMICALS - 0.20%
	55,000	EI Du Pont de Nemours & Co.	5	1/15/13	55,394

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		COMMERCIAL MORTGAGE BACKED SECURITIES - 1.43%
	185,290	Bear Stearns Commercial Mortgage Securities	4	3/13/40	$ 179,123
	210,953	Ge Capital Commercial Mortgage Corp.	4.97	8/11/36	208,233
					387,356
		COMPUTERS - 0.40%
	35,000	Hewlett Packard Co.	4.5	3/1/13	33,969
	75,000	IBM Corp.	4.75	11/29/12	74,732
					108,701
		DIVERSIFIED FINANCIAL SERVICES - 1.17%
	70,000	Citigroup, Inc.	5.5	4/11/13	67,556
	42,000	General Electric Capital Corp.	6.75	3/15/32	36,916
	55,000	Goldman Sachs Group, Inc.	5.95	1/18/18	46,589
	80,000	JPMorgan Chase & Co.	6	1/15/18	74,302
	40,000	Merrill Lynch & Co., Inc.	5.45	2/5/13	36,136
	55,000	Morgan Stanley	6.6	4/1/12	55,259
					316,758
		ELECTRIC - 1.10%
	110,000	Consolidated Edison Co. of New York, Inc.	5.375	12/15/15	107,547
	60,000	Exelon Generation Co., LLC	6.2	10/1/17	60,199
	100,000	Florida Power & Light Co.	4.85	2/1/13	98,154
	35,000	MidAmerican Energy Co.	5.75	11/1/35	30,298
					296,198
		FOOD - 0.44%
	30,000	Kellogg Co.	7.45	4/1/31	33,586
	30,000	Kraft Foods, Inc.	6.875	1/26/39	27,407
	55,000	Kroger Co.	6.75	4/15/12	57,034
					118,027
		HOUSEHOLD PRODUCTS - 0.19%
	50,000	Kimberly-Clark Corp.	6.125	8/1/17	50,284

		INSURANCE - 0.74%
	135,000	Berkshire Hathaway Finance Corp.	4.85	1/15/15	124,037
	25,000	Chubb Corp.	6.5	5/15/38	22,683
	55,000	Travelers Cos., Inc.	5.375	6/15/12	53,091
					199,811
		MEDIA - 0.10%
	30,000	Comcast Corp.	5.875	2/15/18	27,229

		MISCANELLANOUS MANUFACTURING - 0.25%
	70,000	Honeywell International, Inc.	4.25	3/1/13	67,493
JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		PHARMACEUTICALS - 0.52%
	61,000	Abbott Laboratories	5.875	5/15/16	$ 61,392
	30,000	Cardinal Health, Inc.	5.5	6/15/13	29,545
	50,000	Wyeth	5.5	3/15/13	50,211
					141,148
		PIPELINES - 0.19%
	55,000	TransCanada Pipelines, Ltd.	4.875	1/15/15	50,497

		RETAIL - 0.31%
	55,000	McDonald's Corp.	4.3	3/1/13	54,515
	30,000	Wal Mart Stores, Inc.	6.5	8/15/37	29,679
					84,194
		US GOVERNMENT - 3.80%
	705,000	United States Treasury Bond	6.125	11/15/27	857,047
	159,000	United States Treasury Note	4.75	8/15/17	170,383
					1,027,430
		US GOVERNMENT AGENCIES - 3.69%
	635,000	Federal Home Loan Banks	4.75	12/16/16	635,794
	350,000	Federal Home Loan Mortgage Corp.	5.125	11/17/17	361,498
					997,292
		US GOVERNMENT AGENCIES - MORTGAGE BACKED - 23.27%
	279,523	Federal National Mortgage Association	4	5/1/14-2/1/22	274,776
	557,026	Federal National Mortgage Association	4.5	11/1/19-9/1/35	532,298
	1,343,446	Federal National Mortgage Association	5	10/1/35-2/1/36	1,307,408
	1,801,087	Federal National Mortgage Association	5.5	2/1/12-2/1/37	1,798,991
	1,278,138	Federal National Mortgage Association	6	3/1/37-5/1/38	1,296,254
	409,016	Federal National Mortgage Association	6.5	3/1/37	419,931
	2,490	Federal National Mortgage Association	7	6/1/29	2,600
	60,384	Federal Home Loan Mortgage Corp. REMICS	5	12/15/23	61,017
	178,918	Federal Home Loan Mortgage Corp. Reference REMIC	4.375	4/15/15	180,386
	140,060	Federal Home Loan Mortgage Corp. Reference REMIC	5.875	5/15/16	144,295
	171,717	Federal Home Loan Mortgage Corp.	5	12/1/20	170,080
	99,693	Federal Home Loan Mortgage Corp.	5.5	9/1/36	98,960
					6,286,996

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		TELECOMMUNICATIONS - 0.36%
	80,000	AT&T, Inc.	5.1	9/15/14	$ 75,791
	25,000	Verizon Communications, Inc.	6.4	2/15/38	20,927
					96,718
		TRANSPORTATION - 0.15%
	40,000	Burlington Northern Santa Fe Corp.	5.9	7/1/12	40,480

		TOTAL NOTES & BONDS (Cost $10,746,497)			10,659,900

	Shares
		SHORT-TERM INVESTMENTS - 0.55%
	149,567	Janus Institutional Money Market 2.60% (Cost $ 149,567) (a)			$ 149,567

		TOTAL INVESTMENTS - 100.35% (Cost $29,915,462) (b)			$ 27,119,553
		LIABILITIES LESS OTHER ASSETS - (.35%)			(96,270)
		NET ASSETS - 100.0%			$ 27,023,283

(a)	Variable rate security; the money market rate shown represents the rate at September 30, 2008.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 367,760
		Unrealized depreciation			(3,163,669)
		Net unrealized depreciation			$ (2,795,909)
*	Non-Income producing security.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of September 30, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ 16,310,086	$ -
Level 2 - Other Significant Observable Inputs	$ 10,809,467	-
Level 3 - Significant Unobservable Inputs		-
TOTAL	$ 27,119,553	$ -
** Other financial instruments include futures, forwards and swap contracts

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			BONDS & NOTES - 95.09%
			APPAREL - 0.18%
	65,000		Jones Apparel Group, Inc.	6.125	11/15/34	$ 40,950

			AUTO MANUFACTURERS - 0.77%
	355,000		Ford Motor Co.	6.625	10/1/28	136,675
	100,000		Ford Motor Co.	7.45	7/16/31	43,500
						180,175
			AUTO PARTS & EQUIPMENT - 0.72%
	225,000		Goodyear Tire & Rubber Co.	7	3/15/28	167,625

			AUTOMOBILE ABS - 0.43%
	110,000		Merrill Auto Trust Securitization	6.75	4/15/15	99,901

			BANKS - 2.58%
	6,500,000	(a)	Kreditanstalt fuer Wiederaufbau ISK	10.75	2/1/10	62,834
	54,000,000	(a)	Kreditanstalt fuer Wiederaufbau JPY	1.85	9/20/10	517,469
	35,000		Wachovia Bank NA	6.6	1/15/38	20,782
						601,085
			BIOTECHNOLOGY - 0.25%
	85,000		Human Genome Sciences, Inc.	2.25	8/15/12	57,163

			BUILDING MATERIALS - 2.05%
	280,000		Masco Corp.	4.8	6/15/15	233,860
	15,000		Owens Corning, Inc.	6.5	12/1/16	13,294
	50,000		Owens Corning, Inc.	7	12/1/36	40,301
	250,000		USG Corp.	6.3	11/15/16	190,000
						477,455
			CHEMICALS - 0.35%
	55,000		Hercules, Inc.	6.5	6/30/29	36,850
	50,000		Methanex Corp.	6	8/15/15	44,042
						80,892
			COMMERCIAL MBS - 1.47%
	80,000		Credit Suisse Mortgage Capital Certificates	5.91253	6/15/39	68,666
	170,000		Credit Suisse Mortgage Capital Certificates	5.695	9/15/40	144,388
	50,000		Credit Suisse Mortgage Capital Certificates	6.42593	2/15/41	44,110
	25,000		JP Morgan Chase Commercial Mortgage Securities Corp.	5.93702	2/12/49	21,368
	75,000		LB-UBS Commercial Mortgage Trust	5.866	9/15/45	64,462
						342,994

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			COMMERCIAL SERVICES - 3.12%
	150,000		ARAMARK Corp.	5	6/1/12	$ 126,750
	160,000		Equifax, Inc.	7	7/1/37	135,321
	30,000		Erac USA Finance Co. (b,c)	6.375	10/15/17	23,883
	20,000		Erac USA Finance Co. (b,c)	6.7	6/1/34	13,449
	275,000		Erac USA Finance Co. (b,c)	7	10/15/37	194,158
	300,000		Western Union Co.	6.2	11/17/36	235,103
						728,664
			COMPUTERS - 1.90%
	220,000		Affiliated Computer Services, Inc.	5.2	6/1/15	178,750
	255,000		Lexmark International, Inc.	6.65	6/1/18	246,090
	20,000		Maxtor Corp.	5.75	3/1/12	18,500
						443,340
			CREDIT CARD ABS - 0.39%
	100,000		American Express Credit Account Master Trust (b)	5.65	1/15/14	90,719

			DIVERSIFIED FINANCIAL SERVICES - 14.21%
	250,000		American General Finance Corp.	6.9	12/15/17	116,074
	250,000		CIT Group, Inc.	4.25	2/1/10	164,820
	25,000		CIT Group, Inc.	4.75	12/15/10	16,289
	5,000		CIT Group, Inc.	5.4	2/13/12	2,876
	35,000		CIT Group, Inc.	5	2/13/14	19,819
	20,000		CIT Group, Inc.	5.125	9/30/14	9,874
	165,000		CIT Group, Inc.	5	2/1/15	81,653
	20,000		CIT Group, Inc.	5.4	1/30/16	9,692
	5,000		CIT Group, Inc.	5.85	9/15/16	2,428
	10,000		CIT Group, Inc.	5.65	2/13/17	4,886
	65,000		CIT Group, Inc.	5.8	10/1/36	29,773
	250,000		Citigroup, Inc.	5	9/15/14	191,910
	400,000		Ford Motor Credit Co. LLC	7	10/1/13	246,051
	200,000	(a)	General Electric Capital Corp. SGD	3.485	3/8/12	139,926
	200,000	(a)	General Electric Capital Corp. SGD	2.96	5/18/12	137,247
	155,000	(a)	General Electric Capital Corp. NZD	7.625	12/10/14	100,876
	45,000	(a)	General Electric Capital Corp. NZD	6.5	9/28/15	26,805
	25,000	(a)	General Electric Capital Corp. NZD	6.75	9/26/16	14,869
	100,000	(a)	GMAC LLC EUR	5.75	9/27/10	65,318
	150,000		GMAC LLC	6	12/15/11	66,735
	70,000		GMAC LLC	6.625	5/15/12	29,655
	200,000		GMAC LLC	6.75	12/1/14	76,836
	60,000		GMAC LLC	8	11/1/31	22,664

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			DIVERSIFIED FINANCIAL SERVICES (Continued)
	35,000		Goldman Sachs Group, Inc.	5.15	1/15/14	$ 28,777
	70,000		Goldman Sachs Group LP	5	10/1/14	58,457
	265,000		Harley-Davidson Funding Corp. (b)	6.8	6/15/18	248,560
	35,000		International Lease Finance Corp.	4.75	1/13/12	23,993
	20,000		International Lease Finance Corp.	5.25	1/10/13	12,894
	80,000		KAR Holdings, Inc.	10	5/1/15	62,000
	200,000		Kaupthing Bank Hf (b)	5.75	10/4/11	128,000
	125,000		Lehman Brothers Holdings, Inc. (c)	6	5/3/32	625
	240,000		Lehman Brothers Holdings, Inc. (c)	6.875	7/17/37	1,200
	550,000		Merrill Lynch & Co, Inc.	6.11	1/29/37	382,844
	100,000		Morgan Stanley	5.375	10/15/15	87,672
	100,000		Morgan Stanley	5.55	4/27/17	62,086
	100,000		Petroplus Finance Ltd. (b)	6.75	5/1/14	85,000
	25,000	(a)	SLM Corp. NZD	6.5	6/15/10	13,859
	30,000		SLM Corp.	5.375	1/15/13	19,667
	300,000		SLM Corp.	5	10/1/13	186,185
	120,000		SLM Corp.	5.375	5/15/14	74,481
	385,000		SLM Corp.	8.45	6/15/18	262,174
						3,315,550
			ELECTRIC - 3.89%
	245,000		AES Corp. (b)	8	6/1/20	215,600
	255,000		Columbus Southern Power Co.	6.05	5/1/18	239,125
	300,000		Energy Future Holdings Corp.	5.55	11/15/14	225,377
	250,000		Nisource Finance Corp.	6.8	1/15/19	227,491
						907,593
			ELECTRONICS - 1.05%
	250,000		Avnet, Inc.	6.625	9/15/16	243,846

			FOOD - 1.26%
	245,000		Kraft Foods, Inc.	6.125	8/23/18	229,181
	75,000		Kraft Foods, Inc.	6.5	11/1/31	65,386
						294,567
			FOREIGN GOVERNMENT - 9.92%
	250,000	(a)	Brazilian Government International Bond BRL	10.25	1/10/28	114,946
	595,000	(a)	Canadian Government Bond CAD	5.25	6/1/12	601,621
	380,000	(a)	Canadian Government Bond CAD	3.75	6/1/12	365,825
	17,500	(a)	Mexican Bonos MXN	7.25	12/15/16	148,347
	29,000	(a)	Mexican Bonos MXN	8	12/7/23	253,321
	685,000	(a)	New South Wales Treasury Corp. AUD	5.5	3/1/17	522,306
	460,000	(a)	Province of Quebec Canada NZD	6.75	11/9/15	308,598
						2,314,964

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			FOREST PRODUCTS & PAPER - 3.64%
	90,000		Georgia-Pacific LLC	7.25	6/1/28	$ 71,550
	260,000		Georgia-Pacific LLC	7.75	11/15/29	215,800
	55,000		Georgia-Pacific LLC	8.875	5/15/31	48,125
	20,000		International Paper Co.	5.5	1/15/14	18,416
	210,000		International Paper Co.	7.95	6/15/18	206,691
	35,000		Westvaco Corp.	8.2	1/15/30	32,931
	45,000		Westvaco Corp.	7.95	2/15/31	43,189
	245,000		Weyerhaeuser Co.	6.875	12/15/33	213,472
						850,174
			HEALTHCARE PRODUCTS - 0.17%
	45,000		Boston Scientific Corp.	7	11/15/35	40,275

			HEALTHCARE SERVICES - 4.50%
	100,000		HCA, Inc.	5.75	3/15/14	78,500
	295,000		HCA, Inc.	7.19	11/15/15	236,983
	15,000		HCA, Inc.	7.5	12/15/23	11,063
	175,000		HCA, Inc.	8.36	4/15/24	136,514
	195,000		HCA, Inc.	7.69	6/15/25	145,907
	100,000		HCA, Inc.	7.58	9/15/25	74,173
	40,000		HCA, Inc.	7.75	7/15/36	28,596
	180,000		Tenet Healthcare Corp.	6.875	11/15/31	123,300
	265,000		UnitedHealth Group, Inc.	5.8	3/15/36	201,633
	15,000		UnitedHealth Group, Inc.	6.625	11/15/37	12,646
						1,049,315
			HOME BUILDERS - 2.85%
	35,000		Centex Corp.	5.25	6/15/15	25,900
	305,000		DR Horton, Inc.	6.5	4/15/16	233,325
	25,000		K Hovnanian Enterprises, Inc.	6.375	12/15/14	14,625
	100,000		K Hovnanian Enterprises, Inc.	6.25	1/15/15	57,500
	80,000		KB Home	5.75	2/1/2014	64,800
	45,000		KB Home	5.875	1/15/15	36,000
	150,000		KB Home	6.25	6/15/15	123,000
	45,000		Lennar Corp.	5.5	9/1/14	29,475
	90,000		Lennar Corp.	5.6	5/31/15	58,950
	30,000		Lennar Corp.	6.5	4/15/16	20,400
						663,975
			INSURANCE - 3.41%
	500,000		Berkshire Hathaway Finance Corp. (b)	5.4	5/15/18	485,250
	350,000		White Mountains Re Group Ltd. (b)	6.375	3/20/17	309,594
						794,844

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			IRON/STEEL - 1.07%
	335,000		United States Steel Corp.	6.65	6/1/37	$ 249,800

			MACHINERY - 0.62%
	150,000		Cummins, Inc.	7.125	3/1/28	143,913

			MEDIA - 4.62%
	5,000		Clear Channel Communications, Inc.	5.5	9/15/14	1,575
	140,000		Clear Channel Communications, Inc.	5.5	12/15/16	40,600
	65,000		Clear Channel Communications, Inc.	6.875	6/15/18	25,025
	570,000		Comcast Corp.	5.65	6/15/35	424,941
	140,000		CSC Holdings, Inc.	7.875	2/15/18	123,900
	35,000		CSC Holdings, Inc.	7.625	7/15/18	30,625
	30,000		Idearc, Inc.	8	11/15/16	8,325
	35,000		RH Donnelley Corp.	6.875	1/15/13	13,825
	20,000		RH Donnelley Corp.	6.875	1/15/13	7,900
	30,000		RH Donnelley Corp.	6.875	1/15/13	11,850
	80,000		RH Donnelley Corp.	8.875	1/15/16	27,600
	270,000		Time Warner, Cable Inc.	5.85	5/1/17	238,266
	160,000		Time Warner, Inc.	6.5	11/15/36	121,835
	5,000		Tribune Co.	5.25	8/15/15	1,525
						1,077,792
			MINING - 1.13%
	280,000		Barrick Gold Finance Co.	5.8	11/15/34	214,724
	65,000		Newmont Mining Corp.	5.875	4/1/35	49,608
						264,332
			MISCELLANEOUS MANUFACTURING - 0.23%
	115,000		Hexion Specialty Chemicals, Inc.	7.875	2/15/23	53,475

			MULTI-NATIONAL - 1.89%
	7,340,000,000	(a)	Inter-American Development Bank IDR	0	5/20/13	441,412

			OFFICE/BUSINESS EQUIPMENT - 2.06%
	525,000		Xerox Corp.	6.35	5/15/18	480,739

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			OIL & GAS - 2.06%
	50,000		Newfield Exploration Co.	7.125	5/15/18	$ 43,750
	160,000		PetroHawk Energy Corp. (b)	7.875	6/1/15	140,000
	60,000		Pioneer Natural Resources Co.	5.875	7/15/16	51,992
	50,000		Pioneer Natural Resources Co.	6.875	5/1/18	44,768
	100,000		Pioneer Natural Resources Co.	7.2	1/15/28	86,594
	140,000		Talisman Energy, Inc.	5.85	2/1/37	105,404
	10,000		Talisman Energy, Inc.	6.25	2/1/38	7,789
						480,297
			PHARMACEUTICALS - 0.93%
	235,000		Elan Finance PLC	7.75	11/15/11	213,850
	5,000		Elan Finance PLC	8.875	12/1/13	4,225
						218,075
			PIPELINES - 2.45%
	130,000		Dynegy Holdings, Inc.	7.75	6/1/19	104,650
	400,000		Kinder Morgan Energy Partners LP	5.8	3/15/35	298,756
	30,000		Panhandle Eastern Pipeline Co.	6.2	11/1/17	27,097
	150,000		Panhandle Eastern Pipeline Co.	7	6/15/18	141,915
						572,418
			REAL ESTATE - 0.21%
	50,000		Duke Realty LP	6.25	5/15/13	48,703

			REITS - 0.43%
	5,000		Camden Property Trust	5.7	5/15/17	4,427
	30,000		iStar Financial, Inc.	5.15	3/1/12	15,010
	155,000		iStar Financial, Inc.	5.95	10/15/13	80,675
						100,112
			RETAIL - 4.63%
	325,000		Home Depot, Inc.	5.875	12/16/36	229,104
	60,000		JC Penney Corp., Inc.	6.375	10/15/36	45,762
	235,000		JC Penney Corp., Inc.	7.625	3/1/97	182,731
	250,000		Macys Retail Holdings, Inc.	6.375	3/15/37	181,559
	300,000		New Albertsons, Inc.	6.625	6/1/28	244,559
	300,000		Toys R US, Inc.	7.375	10/15/18	196,500
						1,080,215
			SEMICONDUCTORS - 0.69%
	160,000		Freescale Semiconductor, Inc.	10.125	12/15/16	103,200
	85,000		Kulicke & Soffa Industries, Inc.	0.875	6/1/12	58,544
						161,744

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			TELECOMMUNICATIONS - 11.85%
	60,000		Alltel Corp.	7	7/1/12	$ 58,950
	1,000,000	(a)	America Movil SAB de CV MXN	9	1/15/16	90,466
	400,000		AT&T Corp.	6.5	3/15/29	335,740
	100,000	(a)	Bell Canada (b) CAD	5	2/15/17	74,759
	60,000	(a)	Bell Canada (b) CAD	6.1	3/16/35	41,290
	145,000		Embarq Corp.	7.995	6/1/36	103,917
	50,000		Frontier Communications Corp.	7.125	3/15/19	40,000
	200,000		Frontier Communications Corp.	7.875	1/15/27	151,000
	45,000		Level 3 Communications, Inc.	2.875	7/15/10	35,606
	185,000		Level 3 Communications, Inc.	3.5	6/15/12	131,581
	200,000		Level 3 Financing, Inc.	8.75	2/15/17	146,000
	105,000		Motorola, Inc.	6.5	9/1/25	80,736
	170,000		Motorola, Inc.	6.5	11/15/28	127,349
	85,000		Motorola, Inc.	6.625	11/15/37	62,123
	30,000		Nextel Communications, Inc.	6.875	10/31/13	20,413
	440,000		Nextel Communications, Inc.	5.95	3/15/14	295,112
	210,000		Nextel Communications, Inc.	7.375	8/1/15	138,679
	100,000		NII Holdings, Inc.	3.125	6/15/12	74,500
	145,000		Nortel Networks Corp.	2.125	4/15/14	70,144
	35,000		Nortel Networks Ltd.	6.875	9/1/23	14,000
	15,000		Northern Telecom Capital	7.875	6/15/26	6,600
	5,000		Qwest Capital Funding, Inc.	6.5	11/15/18	3,663
	5,000		Qwest Corp.	6.5	6/1/17	4,025
	5,000		Qwest Corp.	7.5	6/15/23	3,950
	205,000		Qwest Corp.	6.875	9/15/33	138,887
	400,000		Qwest Corp.	7.25	10/15/35	286,000
	255,000		Telecom Italia Capital SA	6.999	6/4/18	229,288
						2,764,778
			TRANSPORTATION - 1.11%
	15,000		Canadian Pacific Railway Co.	5.75	3/15/33	11,673
	30,000		Canadian Pacific Railway Co.	5.95	5/15/37	24,632
	300,000		DP World Ltd. (b)	6.85	7/2/37	222,679
						258,984

			TOTAL NOTES & BONDS (Cost $25,871,401)			22,182,855

	Shares
			PREFERRED STOCKS - 1.40%
			AUTO MANUFACTURERS - 0.07%
	1,930		General Motors Corp., Ser. C, Cum. Conv., 6.25%			17,370

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares					Value
			BANKS - 0.49%
	135		Bank of America Corp. Ser. L Conv., 7.25%			$ 113,130

			DIVERSIFIED FINANCIAL - 0.27%
	150		Lehman Brothers Holdings, Inc., Ser. C, Cum. Conv., 5.94% (d)			5
	150		Lehman Brothers Holdings, Inc., Ser. D, Cum. Conv., 5.67% (d)			11
	675		Lehman Brothers Holdings, Inc., Ser. F, Cum. Conv., 6.50% (d)			34
	690		Lehman Brothers Holdings, Inc., Ser. J, Conv., 7.95% (d)			41
	75		Lehman Brothers Holdings, Inc., Ser. M, Conv., 6.00% (d)			12
	60		Lehman Brothers Holdings, Inc., Ser. P, Conv., 7.25% (d)			60
	2,500		Merrill Lynch & Co., Inc., Ser. 3, Conv., 6.375%			34,150
	2,725		SLM Corp., Conv. 6%			28,204
						62,517
			HOUSEWARES - 0.16%
	1,000		Newell Financial Trust I, Cum Conv., 5.25%			38,000

			TELECOMMUNICATIONS - 0.24%
	120		Lucent Technologies Capital Trust I, Cum. Conv., 7.75%			55,758

			US GOVERNMENT AGENCY - 0.17%
	150		Federal Home Loan Mortgage Corp., Ser. F, 5% (d)			281
	400		Federal Home Loan Mortgage Corp., Ser. K, 5.79% (d)			800
	150		Federal Home Loan Mortgage Corp., Ser. O, 5.81% (d)			277
	200		Federal Home Loan Mortgage Corp., Ser. P, 6% (d)			400
	250		Federal Home Loan Mortgage Corp., Ser. R, 5.7% (d)			450
	150		Federal Home Loan Mortgage Corp., Ser. T, 6.42% (d)			225
	350		Federal Home Loan Mortgage Corp., Ser. U, 5.9% (d)			438
	2,350		Federal Home Loan Mortgage Corp., Ser. V, 5.57% (d)			2,326
	700		Federal Home Loan Mortgage Corp., Ser. W, 5.66% (d)			875
	925		Federal Home Loan Mortgage Corp., Ser. Y, 6.55% (d)			1,214
	3,400		Federal Home Loan Mortgage Corp., Ser. Z, 8.375% (d)			5,440
	100		Federal National Mortgage Association, Ser. H, 5.81% (d)			356
	250		Federal National Mortgage Association, Ser. I, 5.375% (d)			825
	150		Federal National Mortgage Association, Ser. L, 5.125% (d)			525
	300		Federal National Mortgage Association, Ser. M, 4.75% (d)			930
	150		Federal National Mortgage Association, Ser. Q, 6.75% (d)			270
	4,750		Federal National Mortgage Association, Ser. S, 8.25% (d)			10,355
	7,100		Federal National Mortgage Association, Ser. T, Conv., 8.25% (d)			14,555
						40,542

			TOTAL PREFERRED STOCKS (Cost $875,646)			327,317

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Shares					Value
			SHORT-TERM INVESTMENTS - 2.39%
	558,264		Janus Institutional Money Market 2.60% (Cost $ 558,264) (e)			$ 558,264

			TOTAL INVESTMENTS - 98.88% (Cost $27,305,311) (f)			$ 23,068,436
			OTHER ASSETS & LIABILITIES - 1.12%			260,295
			NET ASSETS - 100.0%			$ 23,328,731

(a)	Principal amount stated in Foreign Currency
	BRL - Brazilian Real IDR - Indonesian Rupiah ISK-Icelandic Krona JPY-Japanese Yen EUR - Euro
	SGD-Singapore Dollar NZD-New Zealand Dollar MXN-Mexican Peso CAD-Canadian Dollar AUD- Australian Dollar
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At September 30, 2008, these securities amounted to 2,272,941 or 9.74% of net assets.
(c)	Bond in Default - non income producing
(d)	These securities have discontinue dividend payments.
(e)	Variable rate security; the money market rate shown represents the rate at September 30, 2008.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 45,666
			Unrealized depreciation			(4,282,541)
			Net unrealized depreciation			$ (4,236,875)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of September 30, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 327,317	$ -
Level 2 - Other Significant Observable Inputs	22,741,119
Level 3 - Significant Unobservable Inputs
TOTAL	$ 23,068,436.00	$ -
* Other financial instruments include futures, forwards and swap contracts

JNF Money Market Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			COMMERCIAL PAPER - 49.77%
	5,267,000		American Honda Finance Corp.	2.4	10/10/08	$ 5,263,451
	4,337,000	*	Amsteel Funding Corp.	3	10/20/08	4,330,104
	5,264,000	*	ANZ International Ltd.	3.75	10/2/08	5,263,838
	4,325,000	*	Aspen Funding Corp.	3	10/20/08	4,318,032
	3,526,000	*	Concord Minutemen Capital Co. LLC	2.9	11/7/08	3,515,443
	1,380,000	*	Crown Point Capital Co. LLC	2.75	10/2/08	1,379,894
	1,598,000		Dexia Delaware LLC	3.5	10/8/08	1,596,912
	377,000	*	Gemini Securitization Corp.	2.65	11/5/08	376,027
	2,000,000	*	Grampian Funding LLC	2.86	10/15/08	1,997,764
	1,872,000		HSBC Finance Corp.	2.6	11/14/08	1,866,036
	4,954,000	*	National Australia Funding Delaware, Inc.	2.62	11/24/08	4,934,491
	1,187,000	*	Old Line Funding LLC	2.65	10/2/08	1,186,912
	3,519,000	*	Old Line Funding LLC	2.65	11/19/08	3,506,283
	4,885,000		Rabobank USA Financial Corp.	2.64	10/24/08	4,876,726
	2,994,000		Royal Bank of Scotland Plc	2.4	10/14/08	2,991,401
	4,423,000		Toyota Motor Credit Corp.	2.75	11/5/08	4,411,170
	1,256,000		UBS Finance Delaware LLC	2.65	10/31/08	1,253,219
	4,628,000	*	Unicredito Italiano Bank Ireland Plc	2.72	10/20/08	4,621,336
	1,076,000	*	Unicredito Italiano Bank Ireland Plc	4.25	10/27/08	1,072,695
	2,625,000	*	Victory Receivables Corp.	2.7	10/16/08	2,622,037
	1,708,000	*	Windmill Funding I Corp.	2.76	10/6/08	1,707,342
	3,523,000	*	Yorktown Capital LLC	2.7	12/3/08	3,506,321

			TOTAL COMMERCIAL PAPER (Cost $66,597,434)			66,597,434

			CORPORATE NOTES - 31.06%
	25,000	+	Capital Markets Access Co. LC	6	10/1/08	25,000
	6,995,000	+	Connecticut Water Co.	6	9/30/08	6,995,000
	2,985,000	+	GMS Associates III	8.2	9/30/08	2,985,000
	6,250,000	+	Habasit Holdings America, Inc.	6	9/30/08	2,960,000
	6,250,000	+	JPV Capital LLC	6	10/1/08	6,250,000
	6,040,000	+	Monongallia Health System, Inc.	6.25	10/1/08	6,040,000
	6,100,000	*,+	M3 Realty LLC	12	10/1/08	6,100,000
	6,500,000	+	Racetrac Capital LLC	3.58	10/1/08	6,500,000
	3,300,000	+	S&L Capital LLC	6	10/1/08	3,300,000
	414,500	+	Sprenger Enterprises, Inc.	10	10/1/08	414,500

			TOTAL CORPORATE NOTES (Cost $41,569,500)			41,569,500

JNF Money Market Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			MUNICIPAL BONDS - 13.44%
	5,880,000	+	Massachusetts Development Finance Agency, Briarwood
			Retirement Community Issue, Ser. 2004B Revenue Bonds	3.48	10/1/08	$ 5,880,000
	5,300,000	+	New York City Housing Development Corp., Multi-Family
			Rental Housing Revenue Bonds, Ser. B	8	9/30/08	5,300,000
	110,000	+	Economic Development Authority of Newport News,
			Virginia, Newport News Shipbuilding Project Revenue
			Bonds, Ser. B	6.05	10/1/08	110,000
	6,700,000	+	Sheridan Redevelopment Agency, South Santa Fe
			Drive Corridor Redevelopment Project Revenue
			Bonds, Ser. 2007A-2	9	10/1/08	6,700,000

			TOTAL MUNICIPAL BONDS (Cost $17,990,000)			17,990,000

			TOTAL INVESTMENTS - 94.27% (Cost $126,156,934)			$ 126,156,934
			OTHER ASSETS & LIABILITIES - 5.73%			7,670,022
			NET ASSETS - 100.0%			$ 133,826,956

*	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At September 30, 2008, these securities amounted to 50,438,519 or 37.69% of net assets.
+	Variable rate security - interest rate subject to periodic change.

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/08